ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2025
Accounts Receivable
ACCOUNTS RECEIVABLE

Note 4 — ACCOUNTS RECEIVABLE

As of June 30, 2025 and 2024, the balance of accounts receivable amounted to $10,423,418 and $11,024,450, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company assessed the collectability of accounts receivable and did not provide any allowance for credit losses since the platform operators paid in the short term.

As of the date of these financial statements, the Company had collected all the accounts receivable outstanding as of June 30, 2025 and 2024.